Debt Securities Issued (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Schedule of Debt Securities Issued

	Currency	Maturity date	Nominal interest rate %	2022	2023

Third bond program – first issue	KZT	January 2025	9.90	51,045	51,048
Third bond program – second issue	KZT	January 2024	9.80	48,418	48,420
Third bond program – third issue	KZT	January 2023	9.70	40,915	-

Total debt securities issued				140,378	99,468